Supplemental Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

Note 15: Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 4 of these Consolidated Financial Statements and in Note 8 of the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, the 12.625% senior notes, 11.25% senior notes, 10.625% senior notes, 11.25% senior subordinated notes and 11.75% senior subordinated notes are guaranteed by substantially all existing and future, direct and indirect, wholly-owned, domestic subsidiaries of FDC other than Integrated Payment Systems Inc. (“Guarantors”). The Guarantors guarantee the senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes, the 7.375% senior secured notes and the 6.75% senior secured notes, which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The Guarantors guarantee the 8.25% senior second lien notes and 8.75%/10.00% PIK toggle senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The 12.625% senior note, 10.625% senior note and 11.25% senior note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC’s guarantor subsidiaries. The 11.25% senior subordinated note and 11.75% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

All of the above guarantees are full, unconditional, and joint and several and each of the Guarantors is 100% owned, directly or indirectly, by FDC. None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes (“Non-Guarantors”). The Guarantors are subject to release under certain circumstances as described below.

The credit agreement governing the guarantees of the senior secured revolving credit facility and senior secured term loan facility provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including when the Guarantor ceases to be a “restricted subsidiary” for purposes of the agreement covenants because:

•                  FDC no longer directly or indirectly owns 50% of the equity or, if a corporation, stock having voting power to elect a majority of the board of directors of the Guarantor; or

•                  the Guarantor is designated as an “unrestricted subsidiary” for purposes of the agreement covenants.

The indentures governing all of the other guarantees described above provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•                  the sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•                  designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•                  release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•                  legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

In the second quarter of 2010, the Company reorganized the ownership structure of two entities for tax purposes. The reorganization did not have any impact to the Company’s Consolidated Financial Statements, however, the impact of the reorganization was not appropriately reflected in the Company’s previously reported supplemental guarantor condensed consolidating financial statements.  The Company does not believe these errors were material. In addition to the items just described, the Company corrected certain other immaterial errors. The adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company’s Consolidated Financial Statements.  A summary of the corrections is as follows:

Increase (Decrease) from Amounts Previously Reported

	Three months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$10.8	$(27.6)	$(1.1)	$17.9
Income tax (benefit) expense	$10.8	$(10.4)	$(0.4)	$—
Net (loss) income	$—	$(17.2)	$(0.7)	$17.9
Net (loss) income attributable to First Data Corporation	$—	$(17.2)	$(0.7)	$17.9

	Nine months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$35.3	$(92.7)	$(1.6)	$59.0
Income tax (benefit) expense	$35.3	$(34.7)	$(0.6)	$—
Net (loss) income	$—	$(58.0)	$(1.0)	$59.0
Net (loss) income attributable to First Data Corporation	$—	$(58.0)	$(1.0)	$59.0

CONSOLIDATED STATEMENTS OF OPERATIONS

	Three months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of services	$—	$—	$496.1	$494.4	$280.8	$282.5	$(47.9)	$(47.9)

Operating (loss) profit	$(46.6)	$(46.6)	$163.0	$164.7	$135.5	$133.8	$—	$—
Interest income (expense) from intercompany notes	$49.4	$78.1	$(50.7)	$(80.0)	$1.3	$1.9	$—	$—
Equity earnings from consolidated subsidiaries	$146.4	$128.5	$39.6	$39.6	$—	$—	$(186.0)	$(168.1)
(Loss) income before income taxes and equity earnings in affiliates	$(388.4)	$(377.6)	$140.9	$113.3	$146.9	$145.8	$(186.0)	$(168.1)
Income tax (benefit) expense	$(176.4)	$(165.6)	$77.9	$67.5	$29.1	$28.7	$—	$—
Net (loss) income	$(212.0)	$(212.0)	$105.7	$88.5	$118.1	$117.4	$(186.0)	$(168.1)
Net (loss) income attributable to First Data Corporation	$(212.0)	$(212.0)	$105.7	$88.5	$103.2	$102.5	$(208.9)	$(191.0)

	Nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected

Selling, general and administrative	$110.0	$105.6	$875.7	$877.2	$387.6	$390.5	$—	$—
Operating (loss) profit	$(115.8)	$(111.4)	$553.7	$552.2	$298.9	$296.0	$—	$—
Interest income (expense) from intercompany notes	$144.3	$234.4	$(148.6)	$(240.0)	$4.3	$5.6	$—	$—
Equity earnings from consolidated subsidiaries	$435.1	$375.9	$120.8	$121.0	$—	$—	$(555.9)	$(496.9)
(Loss) income before income taxes and equity earnings in affiliates	$(1,031.8)	$(996.5)	$512.0	$419.3	$305.6	$304.0	$(555.9)	$(496.9)
Income tax (benefit) expense	$(509.9)	$(474.6)	$234.5	$199.8	$23.1	$22.5	$—	$—
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Net (loss) income attributable to First Data Corporation	$(521.9)	$(521.9)	$390.8	$332.8	$239.8	$238.8	$(630.6)	$(571.6)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Other non-cash and non-operating items, net	$(405.3)	$(346.1)	$(193.9)	$(194.1)	$5.5	$5.5	$555.9	$496.9
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	$(519.1)	$(483.8)	$381.9	$347.2	$0.3	$(0.3)	$—	$—
Net cash (used in) provided by operating activities	$(1,361.8)	$(1,267.3)	$1,238.1	$1,145.2	$661.9	$660.3	$—	$—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	$1,231.6	$1,137.1	$(1,191.1)	$(1,098.2)	$(40.5)	$(38.9)	$—	$—
Net cash provided by (used in) financing activities	$1,243.1	$1,148.6	$(1,222.2)	$(1,129.3)	$(550.3)	$(548.7)	$248.6	$248.6

The following tables present the results of operations, comprehensive income, financial position and cash flows of FDC (“FDC Parent Company”), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the three and nine months ended September 30, 2013 and 2012, and as of September 30, 2013 and December 31, 2012 to arrive at the information for FDC on a consolidated basis.

	Three months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,065.4	$610.1	$(55.3)	$1,620.2
Product sales and other	—	143.3	87.7	(15.5)	215.5
Reimbursable debit network fees, postage and other	—	631.5	244.9	—	876.4
	—	1,840.2	942.7	(70.8)	2,712.1
Expenses:
Cost of services (exclusive of items shown below)	—	461.6	302.3	(55.3)	708.6
Cost of products sold	—	61.2	35.2	(15.5)	80.9
Selling, general and administrative	27.0	302.2	134.4	—	463.6
Reimbursable debit network fees, postage and other	—	631.5	244.9	—	876.4
Depreciation and amortization	1.8	162.9	106.6	—	271.3
Other operating expenses:
Restructuring, net	3.2	4.8	(0.2)	—	7.8
	32.0	1,624.2	823.2	(70.8)	2,408.6
Operating (loss) profit	(32.0)	216.0	119.5	—	303.5
Interest income	—	—	2.7	—	2.7
Interest expense	(464.5)	(3.0)	(1.5)	—	(469.0)
Interest income (expense) from intercompany notes	79.2	(77.5)	(1.7)	—	—
Other income (expense)	(50.3)	2.3	11.8	—	(36.2)
Equity earnings from consolidated subsidiaries	157.2	30.4	—	(187.6)	—
	(278.4)	(47.8)	11.3	(187.6)	(502.5)
(Loss) income before income taxes and equity earnings in affiliates	(310.4)	168.2	130.8	(187.6)	(199.0)
Income tax (benefit) expense	(90.9)	68.6	50.9	—	28.6
Equity earnings in affiliates	—	47.3	—	—	47.3
Net (loss) income	(219.5)	146.9	79.9	(187.6)	(180.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	14.2	25.0	39.2
Net (loss) income attributable to First Data Corporation	$(219.5)	$146.9	$65.7	$(212.6)	$(219.5)
Comprehensive (loss) income	$(141.1)	$136.3	$180.6	$(275.3)	$(99.5)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	16.6	25.0	41.6
Comprehensive (loss) income attributable to First Data Corporation	$(141.1)	$136.3	$164.0	$(300.3)	$(141.1)

	Nine months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,132.3	$1,826.6	$(166.4)	$4,792.5
Product sales and other	—	409.0	259.0	(45.2)	622.8
Reimbursable debit network fees, postage and other	—	1,869.5	727.0	—	2,596.5
	—	5,410.8	2,812.6	(211.6)	8,011.8
Expenses:
Cost of services (exclusive of items shown below)	—	1,401.4	884.2	(166.4)	2,119.2
Cost of products sold	—	185.0	107.1	(45.2)	246.9
Selling, general and administrative	93.7	923.4	403.0	—	1,420.1
Reimbursable debit network fees, postage and other	—	1,869.5	727.0	—	2,596.5
Depreciation and amortization	5.5	490.5	322.2	—	818.2
Other operating expenses:
Restructuring, net	17.1	24.8	4.1	—	46.0
	116.3	4,894.6	2,447.6	(211.6)	7,246.9
Operating (loss) profit	(116.3)	516.2	365.0	—	764.9
Interest income	0.1	0.1	7.8	—	8.0
Interest expense	(1,397.2)	(7.6)	(5.4)	—	(1,410.2)
Interest income (expense) from intercompany notes	236.3	(233.4)	(2.9)	—	—
Other income (expense)	(30.1)	4.9	4.3	—	(20.9)
Equity earnings from consolidated subsidiaries	371.1	103.5	—	(474.6)	—
	(819.8)	(132.5)	3.8	(474.6)	(1,423.1)
(Loss) income before income taxes and equity earnings in affiliates	(936.1)	383.7	368.8	(474.6)	(658.2)
Income tax (benefit) expense	(190.1)	185.0	106.8	—	101.7
Equity earnings in affiliates	—	135.4	0.6	—	136.0
Net (loss) income	(746.0)	334.1	262.6	(474.6)	(623.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	39.3	82.8	122.1
Net (loss) income attributable to First Data Corporation	$(746.0)	$334.1	$223.3	$(557.4)	$(746.0)
Comprehensive (loss) income	$(810.2)	$285.2	$200.2	$(362.9)	$(687.7)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	39.7	82.8	122.5
Comprehensive (loss) income attributable to First Data Corporation	$(810.2)	$285.2	$160.5	$(445.7)	$(810.2)

	Three months ended September 30, 2012 (as corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,051.2	$608.8	$(47.9)	$1,612.1
Product sales and other	—	144.6	88.2	(15.3)	217.5
Reimbursable debit network fees, postage and other	—	610.7	234.9	(1.2)	844.4
	—	1,806.5	931.9	(64.4)	2,674.0
Expenses:
Cost of services (exclusive of items shown below)	—	494.4	282.5	(47.9)	729.0
Cost of products sold	—	62.2	33.2	(15.3)	80.1
Selling, general and administrative	44.7	293.5	129.7	—	467.9
Reimbursable debit network fees, postage and other	—	610.7	234.9	(1.2)	844.4
Depreciation and amortization	1.9	175.3	116.3	—	293.5
Other operating expenses:
Restructuring, net	—	5.7	1.5	—	7.2
	46.6	1,641.8	798.1	(64.4)	2,422.1
Operating (loss) profit	(46.6)	164.7	133.8	—	251.9
Interest income	—	—	2.1	—	2.1
Interest expense	(483.8)	(2.3)	(2.5)	—	(488.6)
Interest income (expense) from intercompany notes	78.1	(80.0)	1.9	—	—
Other income (expense)	(53.8)	(8.7)	10.5	—	(52.0)
Equity earnings from consolidated subsidiaries	128.5	39.6	—	(168.1)	—
	(331.0)	(51.4)	12.0	(168.1)	(538.5)
(Loss) income before income taxes and equity earnings in affiliates	(377.6)	113.3	145.8	(168.1)	(286.6)
Income tax (benefit) expense	(165.6)	67.5	28.7	—	(69.4)
Equity earnings in affiliates	—	42.7	0.3	—	43.0
Net (loss) income	(212.0)	88.5	117.4	(168.1)	(174.2)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	14.9	22.9	37.8
Net (loss) income attributable to First Data Corporation	$(212.0)	$88.5	$102.5	$(191.0)	$(212.0)
Comprehensive (loss) income	$(96.4)	$109.9	$209.0	$(277.6)	$(55.1)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	18.4	22.9	41.3
Comprehensive (loss) income attributable to First Data Corporation	$(96.4)	$109.9	$190.6	$(300.5)	$(96.4)

	Nine months ended September 30, 2012 (as corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,112.5	$1,818.3	$(143.2)	$4,787.6
Product sales and other	—	423.9	258.5	(44.5)	637.9
Reimbursable debit network fees, postage and other	—	1,816.2	704.4	(22.6)	2,498.0
	—	5,352.6	2,781.2	(210.3)	7,923.5
Expenses:
Cost of services (exclusive of items shown below)	—	1,361.1	919.9	(143.2)	2,137.8
Cost of products sold	—	192.1	103.7	(44.5)	251.3
Selling, general and administrative	105.6	877.2	390.5	—	1,373.3
Reimbursable debit network fees, postage and other	—	1,816.2	704.4	(22.6)	2,498.0
Depreciation and amortization	6.0	541.4	349.7	—	897.1
Other operating expenses:
Restructuring, net	(0.2)	7.3	17.0	—	24.1
Impairments	—	5.1	—	—	5.1
	111.4	4,800.4	2,485.2	(210.3)	7,186.7
Operating (loss) profit	(111.4)	552.2	296.0	—	736.8
Interest income	0.1	0.3	5.9	—	6.3
Interest expense	(1,416.8)	(5.7)	(7.9)	—	(1,430.4)
Interest income (expense) from intercompany notes	234.4	(240.0)	5.6	—	—
Other income (expense)	(78.7)	(8.5)	4.4	—	(82.8)
Equity earnings from consolidated subsidiaries	375.9	121.0	—	(496.9)	—
	(885.1)	(132.9)	8.0	(496.9)	(1,506.9)
(Loss) income before income taxes and equity earnings in affiliates	(996.5)	419.3	304.0	(496.9)	(770.1)
Income tax (benefit) expense	(474.6)	199.8	22.5	—	(252.3)
Equity earnings in affiliates	—	113.3	1.2	—	114.5
Net (loss) income	(521.9)	332.8	282.7	(496.9)	(403.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	43.9	74.7	118.6
Net (loss) income attributable to First Data Corporation	$(521.9)	$332.8	$238.8	$(571.6)	$(521.9)
Comprehensive (loss) income	$(446.1)	$348.0	$279.6	$(508.5)	$(327.0)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	44.4	74.7	119.1
Comprehensive (loss) income attributable to First Data Corporation	$(446.1)	$348.0	$235.2	$(583.2)	$(446.1)

	As of September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6.8	$32.2	$319.6	$—	$358.6
Accounts receivable, net of allowance for doubtful accounts	6.3	792.4	833.6	—	1,632.3
Settlement assets (a)	—	4,858.0	4,323.7	—	9,181.7
Intercompany notes receivable	12.5	—	22.6	(35.1)	—
Other current assets	71.0	205.9	74.8	—	351.7
Total current assets	96.6	5,888.5	5,574.3	(35.1)	11,524.3
Property and equipment, net of accumulated depreciation	28.4	592.8	245.7	—	866.9
Goodwill	—	9,483.9	7,748.1	—	17,232.0
Customer relationships, net of accumulated amortization	—	1,838.6	1,484.0	—	3,322.6
Other intangibles, net of accumulated amortization	604.5	556.2	566.2	—	1,726.9
Investment in affiliates	—	1,308.5	30.2	—	1,338.7
Long-term settlement assets (a)	—	—	18.6	—	18.6
Long-term intercompany receivables	—	6,336.9	1,296.4	(7,633.3)	—
Long-term intercompany notes receivable	3,496.6	284.1	0.4	(3,781.1)	—
Long-term deferred tax assets	930.9	—	—	(930.9)	—
Other long-term assets	373.5	405.2	144.4	(109.4)	813.7
Investment in consolidated subsidiaries	24,665.8	5,312.6	—	(29,978.4)	—
Total assets	$30,196.3	$32,007.3	$17,108.3	$(42,468.2)	$36,843.7
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$5.2	$171.1	$78.3	$—	$254.6
Short-term and current portion of long-term borrowings	95.5	65.7	87.1	—	248.3
Settlement obligations (a)	—	4,858.0	4,339.6	—	9,197.6
Intercompany notes payable	22.7	12.5	—	(35.2)	—
Other current liabilities	471.0	567.8	332.3	—	1,371.1
Total current liabilities	594.4	5,675.1	4,837.3	(35.2)	11,071.6
Long-term borrowings	22,460.9	91.7	12.5	—	22,565.1
Long-term deferred tax liabilities	—	1,291.5	192.5	(930.9)	553.1
Long-term intercompany payables	7,633.3	—	—	(7,633.3)	—
Long-term intercompany notes payable	286.1	3,413.0	81.9	(3,781.0)	—
Other long-term liabilities	617.2	226.6	51.7	(109.4)	786.1
Total liabilities	31,591.9	10,697.9	5,175.9	(12,489.8)	34,975.9
Redeemable equity interest	—	—	67.9	(67.9)	—
Redeemable noncontrolling interest	—	—	—	67.9	67.9
First Data Corporation stockholder’s (deficit) equity	(1,395.6)	21,309.4	5,457.1	(26,766.5)	(1,395.6)
Noncontrolling interests	—	—	84.2	3,111.3	3,195.5
Equity of consolidated alliance	—	—	6,323.2	(6,323.2)	—
Total equity	(1,395.6)	21,309.4	11,864.5	(29,978.4)	1,799.9
Total liabilities and equity	$30,196.3	$32,007.3	$17,108.3	$(42,468.2)	$36,843.7

	As of December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$228.0	$37.2	$343.1	$—	$608.3
Accounts receivable, net of allowance for doubtful accounts	4.4	879.7	963.6	—	1,847.7
Settlement assets (a)	—	5,097.1	4,076.7	—	9,173.8
Intercompany notes receivable	—	—	30.8	(30.8)	—
Other current assets	73.0	145.3	35.3	—	253.6
Total current assets	305.4	6,159.3	5,449.5	(30.8)	11,883.4
Property and equipment, net of accumulated depreciation	30.7	561.4	263.7	—	855.8
Goodwill	—	9,485.3	7,797.2	—	17,282.5
Customer relationships, net of accumulated amortization	—	2,071.7	1,684.6	—	3,756.3
Other intangibles, net of accumulated amortization	605.0	619.7	603.9	—	1,828.6
Investment in affiliates	—	1,375.2	37.9	—	1,413.1
Long-term settlement assets (a)	—	—	54.3	—	54.3
Long-term intercompany receivables	—	5,501.3	1,141.1	(6,642.4)	—
Long-term intercompany notes receivable	3,397.3	270.0	8.4	(3,675.7)	—
Long-term deferred tax assets	1,028.0	—	—	(1,028.0)	—
Other long-term assets	427.1	373.5	108.2	(83.8)	825.0
Investment in consolidated subsidiaries	24,308.9	5,379.5	—	(29,688.4)	—
Total assets	$30,102.4	$31,796.9	$17,148.8	$(41,149.1)	$37,899.0
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$13.8	$141.8	$105.3	$—	$260.9
Short-term and current portion of long-term borrowings	15.1	55.1	186.9	—	257.1
Settlement obligations (a)	—	5,097.1	4,129.2	—	9,226.3
Intercompany notes payable	30.8	—	—	(30.8)	—
Other current liabilities	608.1	620.3	372.2	—	1,600.6
Total current liabilities	667.8	5,914.3	4,793.6	(30.8)	11,344.9
Long-term borrowings	22,462.3	47.8	18.8	—	22,528.9
Long-term deferred tax liabilities	—	1,445.1	92.4	(1,028.0)	509.5
Long-term intercompany payables	6,642.4	—	—	(6,642.4)	—
Long-term intercompany notes payable	276.7	3,315.6	83.4	(3,675.7)	—
Other long-term liabilities	651.7	222.7	31.3	(83.8)	821.9
Total liabilities	30,700.9	10,945.5	5,019.5	(11,460.7)	35,205.2
Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder’s (deficit) equity	(598.5)	20,851.4	5,583.0	(26,434.4)	(598.5)
Noncontrolling interests	—	—	70.5	3,154.4	3,224.9
Equity of consolidated alliance	—	—	6,408.4	(6,408.4)	—
Total equity	(598.5)	20,851.4	12,061.9	(29,688.4)	2,626.4
Total liabilities and equity	$30,102.4	$31,796.9	$17,148.8	$(41,149.1)	$37,899.0

(a)         The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Nine months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(746.0)	$334.1	$262.6	$(474.6)	$(623.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	5.5	568.5	334.1	—	908.1
Charges (gains) related to other operating expenses and other income (expense)	47.2	19.9	(0.2)	—	66.9
Other non-cash and non-operating items, net	(303.8)	(173.9)	(2.0)	474.6	(5.1)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(356.7)	215.1	127.6	—	(14.0)
Net cash (used in) provided by operating activities	(1,353.8)	963.7	722.1	—	332.0
CASH FLOWS FROM INVESTING ACTIVITIES
Payments related to other business previously acquired	—	0.2	—	—	0.2
Proceeds from dispositions, net of expenses paid and cash disposed	—	6.8	7.7	—	14.5
Additions to property and equipment	(0.1)	(63.6)	(68.6)	—	(132.3)
Proceeds from sale of property and equipment	—	4.1	0.1	—	4.2
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.4)	(91.4)	(36.2)	—	(128.0)
Distributions and dividends from subsidiaries	146.5	131.5	—	(278.0)	—
Other investing activities	0.3	6.0	0.9	—	7.2
Net cash provided by (used in) investing activities	146.3	(6.4)	(96.1)	(278.0)	(234.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	95.0	—	(98.1)	—	(3.1)
Accrued interest funded upon issuance of notes	(6.5)	—	—	—	(6.5)
Debt modification (payments) proceeds and related financing costs, net	(49.0)	—	—	—	(49.0)
Principal payments on long-term debt	(15.4)	(49.9)	(7.1)	—	(72.4)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(30.6)	(125.9)	(156.5)
Distributions paid to equity holders	—	—	(257.4)	257.4	—
Redemption of Parent’s redeemable common stock	(7.5)	—	—	—	(7.5)
Purchase of noncontrolling interest	—	—	(23.7)	—	(23.7)
Cash dividends	(21.5)	—	(146.5)	146.5	(21.5)
Intercompany	991.2	(914.0)	(77.2)	—	—
Net cash provided by (used in) financing activities	986.3	(963.9)	(640.6)	278.0	(340.2)
Effect of exchange rate changes on cash and cash equivalents	—	1.6	(8.9)	—	(7.3)
Change in cash and cash equivalents	(221.2)	(5.0)	(23.5)	—	(249.7)
Cash and cash equivalents at beginning of period	228.0	37.2	343.1	—	608.3
Cash and cash equivalents at end of period	$6.8	$32.2	$319.6	$—	$358.6

	Nine months ended September 30, 2012 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$332.8	$282.7	$(496.9)	$(403.3)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	6.0	638.4	359.7	—	1,004.1
Charges related to other operating expenses and other income (expense)	78.5	20.9	12.7	—	112.1
Other non-cash and non-operating items, net	(346.1)	(194.1)	5.5	496.9	(37.8)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(483.8)	347.2	(0.3)	—	(136.9)
Net cash (used in) provided by operating activities	(1,267.3)	1,145.2	660.3	—	538.2
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions	—	(1.9)	—	—	(1.9)
Contributions to equity method investments	—	(7.9)	—	—	(7.9)
Payments related to other businesses previously acquired	—	(3.2)	—	—	(3.2)
Additions to property and equipment	(1.7)	(67.3)	(67.3)	—	(136.3)
Proceeds from sale of property and equipment	—	6.9	0.9	—	7.8
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.7)	(117.1)	(23.4)	—	(141.2)
Distributions and dividends from subsidiaries	87.0	161.6	—	(248.6)	—
Other investing activities	1.9	0.5	4.9	—	7.3
Net cash provided by (used in) investing activities	86.5	(28.4)	(84.9)	(248.6)	(275.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(22.0)	—	(22.0)
Accrued interest funded upon issuance of notes	6.5	—	—	—	6.5
Debt modification proceeds and related financing costs, net	10.8	—	—	—	10.8
Principal payments on long-term debt	(0.2)	(44.9)	(15.1)	—	(60.2)
Proceeds from sale-leaseback transactions	—	13.8	—	—	13.8
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(45.4)	(153.6)	(199.0)
Distributions paid to equity holders	—	—	(313.2)	313.2	—
Redemption of Parent’s redeemable common stock	(0.5)	—	—	—	(0.5)
Purchase of noncontrolling interest	—	—	(25.1)	—	(25.1)
Cash dividends	(5.1)	—	(89.0)	89.0	(5.1)
Intercompany	1,137.1	(1,098.2)	(38.9)	—	—
Net cash provided by (used in) financing activities	1,148.6	(1,129.3)	(548.7)	248.6	(280.8)
Effect of exchange rate changes on cash and cash equivalents	—	(4.0)	6.5	—	2.5
Change in cash and cash equivalents	(32.2)	(16.5)	33.2	—	(15.5)
Cash and cash equivalents at beginning of period	162.2	37.1	286.4	—	485.7
Cash and cash equivalents at end of period	$130.0	$20.6	$319.6	$—	$470.2

Note 19: Supplemental Guarantor Condensed Consolidating Financial Statements

        As described in Note 8 of these Consolidated Financial Statements, FDC's 9.875% senior notes, 12.625% senior notes, 10.55% senior notes and 11.25% senior subordinated notes are unconditionally guaranteed by substantially all existing and future, direct and indirect, wholly-owned, domestic subsidiaries of FDC other than Integrated Payment Systems Inc. ("Guarantors"). None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes ("Non-Guarantors"). The Guarantors also unconditionally guarantee the senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes, the 7.375% senior secured notes and the 6.75% senior secured notes, which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC's guarantor subsidiaries to the extent of the value of the collateral. The Guarantors further unconditionally guarantee the 8.25% senior second lien notes and 8.75%/10.00% PIK toggle senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC's guarantor subsidiaries to the extent of the value of the collateral. The 9.875% senior note, 12.625% senior note, 10.55% senior note and 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC's guarantor subsidiaries. The 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

        All of the above guarantees are full, unconditional, and joint and several and each of the Guarantors is 100% owned, directly or indirectly, by FDC. None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes ("Non-Guarantors"). The Guarantors are subject to release under certain circumstances as described below.

        The credit agreement governing the guarantees of the senior secured revolving credit facility and senior secured term loan facility provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including when the Guarantor ceases to be a "restricted subsidiary" for purposes of the agreement covenants because:

  •
  FDC no longer directly or indirectly owns 50% of the equity or, if a corporation, stock having voting power to elect a majority of the board of directors of the Guarantor; or

  •
  the Guarantor is designated as an "unrestricted subsidiary" for purposes of the agreement covenants.

        The indentures governing all of the other guarantees described above provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

  •
  the sale, exchange or transfer of the subsidiary's capital stock or all or substantially all of its assets;

  •
  designation of the Guarantor as an "unrestricted subsidiary" for purposes of the indenture covenants;

  •
  release or discharge of the Guarantor's guarantee of certain other indebtedness; or

  •
  legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

        During the second quarter of 2011, the Company began allocating certain general and administrative expenses of the parent company to its subsidiaries. This allocation was inadvertently not reflected in the Company's previously reported supplemental guarantor condensed consolidating financial statements. In the second quarter of 2010, the Company reorganized the ownership structure of two entities for tax purposes. The reorganization did not have any impact to the Company's consolidated financial statements, however, the impact of the reorganization was not appropriately reflected in the Company's previously reported supplemental guarantor condensed consolidating financial statements. The Company does not believe these errors were material. In addition to the items just described, the Company corrected certain other immaterial errors. The adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company's consolidated financial statements. A summary of the corrections is as follows:

Increase (Decrease) from Amounts Previously Reported

	For the nine months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$35.3	$(92.7)	$(1.6)	$59.0
Income tax (benefit) expense	35.3	(34.7)	(0.6)	—
Net (loss) income	—	(58.0)	(1.0)	59.0
Net (loss) income attributable to First Data Corporation	—	(58.0)	(1.0)	59.0

	Year ended December 31, 2011
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$110.4	$(260.1)	$(36.6)	$186.3
Income tax (benefit) expense	110.4	(97.9)	(12.5)	—
Net (loss) income	—	(162.2)	(24.1)	186.3
Net (loss) income attributable to First Data Corporation	—	(161.9)	(24.4)	186.3

	Year ended December 31, 2010
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$44.0	$(108.6)	$(9.4)	$74.0
Income tax (benefit) expense	44.0	(40.4)	(3.6)	—
Net (loss) income	—	(68.2)	(5.8)	74.0
Net (loss) income attributable to First Data Corporation	—	(68.4)	(5.6)	74.0

CONSOLIDATED STATEMENTS OF OPERATIONS

	For the nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Selling, general and administrative	$110.0	$105.6	$875.7	$877.2	$387.6	$390.5	$—	$—
Operating (loss) profit	(115.8)	(111.4)	553.7	552.2	298.9	296.0	—	—
Interest income (expense) from intercompany notes	144.3	234.4	(148.6)	(240.0)	4.3	5.6	—	—
Equity earnings from consolidated subsidiaries	435.1	375.9	120.8	121.0	—	—	(555.9)	(496.9)
(Loss) income before income taxes and equity earnings in affiliates	(1,031.8)	(996.5)	512.0	419.3	305.6	304.0	(555.9)	(496.9)
Income tax (benefit) expense	(509.9)	(474.6)	234.5	199.8	23.1	22.5	—	—
Net (loss) income	(521.9)	(521.9)	390.8	332.8	283.7	282.7	(555.9)	(496.9)
Net (loss) income attributable to First Data Corporation	(521.9)	(521.9)	390.8	332.8	239.8	238.8	(630.6)	(571.6)

	Year ended December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of services	$—	$—	$1,909.8	$1,896.4	$1,141.6	$1,155.0	$(163.0)	$(163.0)
Selling, general and administrative	259.7	107.8	957.8	1,095.4	476.2	490.5	—	—
Operating (loss) profit	(264.9)	(113.0)	698.8	574.6	507.6	479.9	—	—
Interest income (expense) from intercompany notes	162.5	306.7	(176.6)	(311.9)	14.1	5.2	—	—
Equity earnings from consolidated subsidiaries	637.9	452.2	134.5	133.9	—	—	(772.4)	(586.1)
(Loss) income before income taxes and equity earnings in affiliates	(1,218.1)	(1,107.7)	718.1	458.0	512.8	476.2	(772.4)	(586.1)
Income tax (benefit) expense	(702.0)	(591.6)	341.3	243.4	90.6	78.1	—	—
Net (loss) income	(516.1)	(516.1)	530.4	368.2	422.0	397.9	(772.4)	(586.1)
Net (loss) income attributable to First Data Corporation	(516.1)	(516.1)	530.1	368.2	362.7	338.3	(892.8)	(706.5)

	Year ended December 31, 2010
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of Services	$—	$—	$1,944.3	$1,949.6	$1,227.5	$1,222.2	$(148.5)	$(148.5)
Operating (loss) profit	(285.0)	(285.0)	475.3	470.0	326.4	331.7	—	—
Interest income (expense) from intercompany notes	112.3	230.3	(146.4)	(249.7)	34.1	19.4	—	—
Equity earnings from consolidated subsidiaries	323.8	249.8	150.2	150.2	—	—	(474.0)	(400.0)
(Loss) income before income taxes and equity earnings in affiliates	(1,620.3)	(1,576.3)	505.6	397.0	326.7	317.3	(500.0)	(426.0)
Income tax (benefit) expense	(598.5)	(554.5)	164.7	124.3	110.0	106.4	—	—
Net (loss) income	(1,021.8)	(1,021.8)	458.6	390.4	218.2	212.4	(501.9)	(427.9)
Net (loss) income attributable to First Data Corporation	(1,021.8)	(1,021.8)	458.8	390.4	168.9	163.3	(627.7)	(553.7)

CONSOLIDATED BALANCE SHEETS

	As of December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
ASSETS
Current intercompany notes receivable	$—	$12.2	$—	$—	$—	$86.1	$—	$(98.3)
Total current assets	233.2	245.4	7,281.7	7,281.7	5,800.6	5,886.7	—	(98.3)
Goodwill	—	—	9,510.5	9,430.9	7,694.1	7,773.7	—	—
Long-term intercompany receivables	—	—	—	4,330.2	—	962.7	—	(5,292.9)
Long-term intercompany notes receivable	—	3,229.4	—	251.5	—	59.0	—	(3,539.9)
Investment in consolidated subsidiaries	25,242.7	23,797.4	5,396.2	5,843.0	—	—	(30,638.9)	(29,640.4)
Total assets	26,579.8	28,376.1	27,676.1	32,625.0	16,659.3	17,846.7	(30,638.9)	(38,571.5)
LIABILITIES AND EQUITY
Current intercompany notes payable	—	62.5	—	35.8	—	—	—	(98.3)
Total current liabilities	697.9	760.4	6,790.7	6,826.5	5,331.6	5,331.6	—	(98.3)
Long-term intercompany payables	5,707.0	5,292.9	(4,618.7)	—	(1,088.3)	—	—	(5,292.9)
Long-term intercompany notes payable	(1,887.3)	260.6	1,949.9	3,196.8	(62.6)	82.5	—	(3.539.9)
Total liabilities	26,483.2	28,279.5	5,968.5	11,869.9	4,349.2	5,582.6	—	(8,931.1)
First Data Corporation stockholder's equity	96.6	96.6	21,707.5	20,755.1	5,580.5	5,534.4	(27,288.0)	(26,289.5)
Total equity	96.6	96.6	21,707.6	20,755.1	12,242.7	12,196.7	(30,638.9)	(29,640.4)
Total liabilities and equity	26,579.8	28,376.1	27,676.1	32,625.0	16,659.3	17,846.7	(30,638.9)	(38,571.5)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Other non-cash and non-operating items, net	(405.3)	(346.1)	(193.9)	(194.1)	5.5	5.5	555.9	496.9
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(519.1)	(483.8)	381.9	347.2	0.3	(0.3)	—	—
Net cash (used in) provided by operating activities	(1,361.8)	(1,267.3)	1,238.1	1,145.2	661.9	660.3	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,231.6	1,137.1	(1,191.1)	(1,098.2)	(40.5)	(38.9)	—	—
Net cash provided by (used in) financing activities	1,243.1	1,148.6	(1,222.2)	(1,129.3)	(550.3)	(548.7)	248.6	248.6

	Year ended December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(516.1)	$(516.1)	$530.4	$368.2	$422.0	$397.9	$(772.4)	$(586.1)
Other non-cash and non-operating items, net	(546.0)	(360.3)	(210.1)	(209.5)	11.4	11.4	772.4	586.1
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(437.4)	(327.0)	481.7	383.8	113.2	100.7	—	—
Net cash (used in) provided by operating activities	(1,550.8)	(1,254.7)	1,584.1	1,324.6	1,082.3	1,045.7	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,516.6	1,220.5	(1,375.9)	(1,116.4)	(140.7)	(104.1)	—	—
Net cash provided by (used in) financing activities	1,443.3	1,147.2	(1,426.1)	(1,166.6)	(985.9)	(949.3)	404.2	404.2

	Year ended December 31, 2010
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,021.8)	$(1.021.8)	$458.6	$390.4	$218.2	$212.4	$(501.9)	$(427.9)
Other non-cash and non-operating items, net	(11.6)	62.4	(207.4)	(207.4)	8.8	8.8	475.8	401.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(608.4)	(564.4)	107.0	66.6	216.9	213.3	(2.9)	(2.9)
Net cash (used in) provided by operating activities	(1,624.3)	(1,506.3)	1,415.1	1,306.5	966.9	957.5	(3.0)	(3.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,682.5	1,564.5	(1,454.7)	(1,346.1)	(227.8)	(218.4)	—	—
Net cash provided by (used in) financing activities	1,460.1	1,342.1	(1,511.7)	(1,403.1)	(1,152.9)	(1,143.5)	551.2	551.2

        As previously reported represents amounts reported in the Company's Quarterly Report on Form 10-Q for the quarter ended September 30, 2012 or Annual Report on Form 10-K for the year ended December 31, 2011.

        The following tables present the results of operations, financial position and cash flows of FDC ("FDC Parent Company"), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the years ended December 31, 2012, 2011 and 2010 and as of December 31, 2012 and 2011 to arrive at the information for FDC on a consolidated basis.

	Year ended December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,180.5	$2,471.8	$(200.2)	$6,452.1
Product sales and other	—	569.8	355.8	(58.9)	866.7
Reimbursable debit network fees, postage and other	—	2,430.3	953.8	(22.6)	3,361.5

	—	7,180.6	3,781.4	(281.7)	10,680.3

Expenses:
Cost of services (exclusive of items shown below)	—	1,829.6	1,234.1	(200.2)	2,863.5
Cost of products sold	—	252.9	142.3	(58.9)	336.3
Selling, general and administrative	89.4	1,217.3	518.7	—	1,825.4
Reimbursable debit network fees, postage and other	—	2,430.3	953.8	(22.6)	3,361.5
Depreciation and amortization	8.1	718.9	464.6	—	1,191.6
Other operating expenses:
Restructuring, net	(0.2)	7.6	15.7	—	23.1
Impairments	—	5.1	—	—	5.1

	97.3	6,461.7	3,329.2	(281.7)	9,606.5

Operating (loss) profit	(97.3)	718.9	452.2	—	1,073.8

Interest income	0.1	0.3	8.4	—	8.8
Interest expense	(1,880.4)	(7.3)	(10.1)	—	(1,897.8)
Interest income (expense) from intercompany notes	313.0	(320.0)	7.0	—	—
Other income (expense)	(102.1)	(8.1)	15.9	—	(94.3)
Equity earnings from consolidated subsidiaries	522.6	179.7	—	(702.3)	—

	(1,146.8)	(155.4)	21.2	(702.3)	(1,983.3)

(Loss) income before income taxes and equity earnings in affiliates	(1,244.1)	563.5	473.4	(702.3)	(909.5)
Income tax (benefit) expense	(543.2)	273.7	45.5	—	(224.0)
Equity earnings in affiliates	—	157.4	0.8	—	158.2

Net (loss) income	(700.9)	447.2	428.7	(702.3)	(527.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	61.9	111.7	173.6

Net (loss) income attributable to First Data Corporation	$(700.9)	$447.2	$366.8	$(814.0)	$(700.9)

Comprehensive (loss) income	$(654.7)	$448.6	$421.5	$(693.2)	$(477.8)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	65.2	111.7	176.9

Comprehensive (loss) income attributable to First Data Corporation	$(654.7)	$448.6	$356.3	$(804.9)	$(654.7)

	Year ended December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,055.9	$2,437.1	$(163.0)	$6,330.0
Product sales and other	—	551.4	358.2	(57.5)	852.1
Reimbursable debit network fees, postage and other	—	2,445.0	1,159.1	(72.6)	3,531.5

	—	7,052.3	3,954.4	(293.1)	10,713.6

Expenses:
Cost of services (exclusive of items shown below)	—	1,896.4	1,155.0	(163.0)	2,888.4
Cost of products sold	—	274.7	152.4	(57.5)	369.6
Selling, general and administrative	107.8	1,095.4	490.5	—	1,693.7
Reimbursable debit network fees, postage and other	—	2,445.0	1,159.1	(72.6)	3,531.5
Depreciation and amortization	8.3	743.1	493.6	—	1,245.0
Other operating expenses:
Restructuring, net	(0.6)	23.1	23.9	—	46.4
Litigation and regulatory settlements	(2.5)	—	—	—	(2.5)

	113.0	6,477.7	3,474.5	(293.1)	9,772.1

Operating (loss) profit	(113.0)	574.6	479.9	—	941.5

Interest income	0.3	0.6	7.0	—	7.9
Interest expense	(1,812.9)	(7.6)	(12.6)	—	(1,833.1)
Interest income (expense) from intercompany notes	306.7	(311.9)	5.2	—	—
Other income (expense)	59.0	68.4	(3.3)	—	124.1
Equity earnings from consolidated subsidiaries	452.2	133.9	—	(586.1)	—

	(994.7)	(116.6)	(3.7)	(586.1)	(1,701.1)

(Loss) income before income taxes and equity earnings in affiliates	(1,107.7)	458.0	476.2	(586.1)	(759.6)
Income tax (benefit) expense	(591.6)	243.4	78.1	—	(270.1)
Equity earnings in affiliates	—	153.6	(0.2)	—	153.4

Net (loss) income	(516.1)	368.2	397.9	(586.1)	(336.1)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	59.6	120.4	180.0

Net (loss) income attributable to First Data Corporation	$(516.1)	$368.2	$338.3	$(706.5)	$(516.1)

Comprehensive (loss) income	(477.6)	418.2	319.0	(564.1)	(304.5)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	52.7	120.4	173.1

Comprehensive (loss) income attributable to First Data Corporation	$(477.6)	$418.2	$266.3	$(684.5)	$(477.6)

	Year ended December 31, 2010 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,001.7	$2,328.3	$(148.5)	$6,181.5
Product sales and other	—	542.6	319.3	(52.6)	809.3
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6

	—	6,844.1	3,807.9	(271.6)	10,380.4

Expenses:
Cost of services (exclusive of items shown below)	—	1,949.6	1,222.2	(148.5)	3,023.3
Cost of products sold	—	257.8	170.0	(52.6)	375.2
Selling, general and administrative	264.7	877.2	437.8	—	1,579.7
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6
Depreciation and amortization	7.6	937.9	468.9	—	1,414.4
Other operating expenses:
Restructuring, net	12.7	46.0	13.3	—	72.0
Impairments	—	7.8	3.7	—	11.5
Litigation and regulatory settlements	—	(2.0)	—	—	(2.0)

	285.0	6,374.1	3,476.2	(271.6)	9,863.7

Operating (loss) profit	(285.0)	470.0	331.7	—	516.7

Interest income	1.0	1.1	5.7	—	7.8
Interest expense	(1,775.2)	(6.4)	(15.0)	—	(1,796.6)
Interest income (expense) from intercompany notes	230.3	(249.7)	19.4	—	—
Other income (expense)	2.8	31.8	(24.5)	(26.0)	(15.9)
Equity earnings from consolidated subsidiaries	249.8	150.2	—	(400.0)	—

	(1,291.3)	(73.0)	(14.4)	(426.0)	(1,804.7)

(Loss) income before income taxes and equity earnings in affiliates	(1,576.3)	397.0	317.3	(426.0)	(1,288.0)
Income tax (benefit) expense	(554.5)	124.3	106.4	—	(323.8)
Equity earnings in affiliates	—	117.7	1.5	(1.9)	117.3

Net (loss) income	(1,021.8)	390.4	212.4	(427.9)	(846.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	49.1	125.8	174.9

Net (loss) income attributable to First Data Corporation	$(1,021.8)	$390.4	$163.3	$(553.7)	$(1,021.8)

Comprehensive (loss) income	(976.8)	399.5	207.2	(435.1)	(805.2)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	46.0	125.8	171.8

Comprehensive (loss) income attributable to First Data Corporation	$(976.8)	$399.5	$161.2	$(560.9)	$(977.0)

	As of December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$228.0	$37.2	$343.1	$—	$608.3
Accounts receivable, net of allowance for doubtful accounts	4.4	879.7	963.6	—	1,847.7
Settlement assets(a)	—	5,097.1	4,076.7	—	9,173.8
Intercompany notes receivable	—	—	30.8	(30.8)	—
Other current assets	73.0	145.3	35.3	—	253.6

Total current assets	305.4	6,159.3	5,449.5	(30.8)	11,883.4

Property and equipment, net of accumulated depreciation	30.7	561.4	263.7	—	855.8
Goodwill	—	9,485.3	7,797.2	—	17,282.5
Customer relationships, net of accumulated amortization	—	2,071.7	1,684.6	—	3,756.3
Other intangibles, net of accumulated amortization	605.0	619.7	603.9	—	1,828.6
Investment in affiliates	—	1,375.2	37.9	—	1,413.1
Long-term settlement assets(a)	—	—	54.3	—	54.3
Long-term intercompany receivables	—	5,501.3	1,141.1	(6,642.4)	—
Long-term intercompany notes receivable	3,397.3	270.0	8.4	(3,675.7)	—
Other long-term assets	427.1	373.5	108.2	(83.8)	825.0
Investment in consolidated subsidiaries	24,257.2	5,379.5	—	(29,636.7)	—

Total assets	$29,022.7	$31,796.9	$17,148.8	$(40,069.4)	$37,899.0

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$13.8	$141.8	$105.3	$—	$260.9
Short-term and current portion of long-term borrowings	15.1	55.1	186.9	—	257.1
Settlement obligations(a)	—	5,097.1	4,129.2	—	9,226.3
Intercompany notes payable	30.8	—	—	(30.8)	—
Other current liabilities	608.1	620.3	372.2	—	1,600.6

Total current liabilities	667.8	5,914.3	4,793.6	(30.8)	11,344.9

Long-term borrowings	22,462.3	47.8	18.8	—	22,528.9
Long-term deferred tax (assets) liabilities	(1,079.7)	1,512.7	76.5	—	509.5
Long-term intercompany payables	6,642.4	—	—	(6,642.4)	—
Long-term intercompany notes payable	276.7	3,315.6	83.4	(3,675.7)	—
Other long-term liabilities	651.7	222.7	31.3	(83.8)	821.9

Total liabilities	29,621.2	11,013.1	5,003.6	(10,432.7)	35,205.2

Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder's equity	(598.5)	20,783.8	5,598.9	(26,382.7)	(598.5)
Noncontrolling interests	—	—	70.5	3,154.4	3,224.9
Equity of consolidated alliance	—	—	6,408.4	(6,408.4)	—

Total equity	(598.5)	20,783.8	12,077.8	(29,636.7)	2,626.4

Total liabilities and equity	$29,022.7	$31,796.9	$17,148.8	$(40,069.4)	$37,899.0

	As of December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$162.2	$37.1	$286.4	$—	$485.7
Accounts receivable, net of allowance for doubtful accounts	25.3	939.4	883.9	—	1,848.6
Settlement assets(a)	—	6,093.2	4,565.1	—	10,658.3
Intercompany notes receivable	12.2	—	86.1	(98.3)	—
Other current assets	45.7	212.0	65.2	—	322.9

Total current assets	245.4	7,281.7	5,886.7	(98.3)	13,315.5

Property and equipment, net of accumulated depreciation	31.4	623.5	281.0	—	935.9
Goodwill	—	9,430.9	7,773.7	—	17,204.6
Customer relationships, net of accumulated amortization	—	2,468.4	1,957.0	—	4,425.4
Other intangibles, net of accumulated amortization	606.8	638.7	633.7	—	1,879.2
Investment in affiliates	—	1,452.8	37.8	—	1,490.6
Long-term settlement assets(a)	—	—	181.0	—	181.0
Long-term intercompany receivables	—	4,330.2	962.7	(5,292.9)	—
Long-term intercompany notes receivable	3,229.4	251.5	59.0	(3,539.9)	—
Other long-term assets	465.7	304.3	74.1	—	844.1
Investment in consolidated subsidiaries	23,797.4	5,843.0	—	(29,640.4)	—

Total assets	$28,376.1	$32,625.0	$17,846.7	$(38,571.5)	$40,276.3

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$7.1	$113.4	$85.4	$—	$205.9
Short-term and current portion of long-term borrowings	0.3	39.6	93.5	—	133.4
Settlement obligations(a)	—	6,093.2	4,744.6	—	10,837.8
Intercompany notes payable	62.5	35.8	—	(98.3)	—
Other current liabilities	690.5	544.5	408.1	—	1,643.1

Total current liabilities	760.4	6,826.5	5,331.6	(98.3)	12,820.2

Long-term borrowings	22,422.4	69.0	30.3	—	22,521.7
Long-term deferred tax (assets) liabilities	(1,091.6)	1,677.5	109.5	—	695.4
Long-term intercompany payables	5,292.9	—	—	(5,292.9)	—
Long-term intercompany notes payable	260.6	3,196.8	82.5	(3,539.9)	—
Other long-term liabilities	634.8	100.1	28.7	—	763.6

Total liabilities	28,279.5	11,869.9	5,582.6	(8,931.1)	36,800.9

Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder's equity	96.6	20,755.1	5,534.4	(26,289.5)	96.6
Noncontrolling interests	—	—	60.8	3,250.6	3,311.4
Equity of consolidated alliance	—	—	6,601.5	(6,601.5)	—

Total equity	96.6	20,755.1	12,196.7	(29,640.4)	3,408.0

Total liabilities and equity	$28,376.1	$32,625.0	$17,846.7	$(38,571.5)	$40,276.3

(a)
The majority of the Guarantor settlement assets relate to FDC's merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Year ended December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(700.9)	$447.2	$428.7	$(702.3)	$(527.3)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8.1	844.5	478.3	—	1,330.9
Charges (gains) related to other operating expenses and other income (expense)	101.9	20.8	(0.2)	—	122.5
Other non-cash and non-operating items, net	(483.9)	(265.8)	7.2	702.3	(40.2)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(461.8)	515.0	(171.7)	—	(118.5)

Net cash (used in) provided by operating activities	(1,536.6)	1,561.7	742.3	—	767.4

CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	(33.0)	0.1	—	—	(32.9)
Contributions to equity method investments	—	(7.9)	—	—	(7.9)
Payments related to other businesses previously acquired	—	(4.4)	—	—	(4.4)
Proceeds from sale of property and equipment	—	7.1	0.9	—	8.0
Additions to property and equipment	(2.6)	(88.9)	(101.6)	—	(193.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.8)	(137.8)	(38.6)	—	(177.2)
Other investing activities	228.3	219.0	6.7	(443.6)	10.4

Net cash provided by (used in) investing activities	191.9	(12.8)	(132.6)	(443.6)	(397.1)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	99.1	—	99.1
Accrued interest funded upon issuance of notes	6.5	—	—	—	6.5
Debt modification proceeds and related financing costs	10.8	—	—	—	10.8
Principal payments on long-term debt	(3.4)	(56.2)	(23.7)	—	(83.3)
Proceeds from sale-leaseback transactions	—	13.8	—	—	13.8
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(54.0)	(207.9)	(261.9)
Distributions paid to equity holders	—	—	(424.0)	424.0	—
Purchase of noncontrolling interest	—	—	(25.1)	—	(25.1)
Redemption of Parent's redeemable common stock	(1.7)	—	—	—	(1.7)
Cash dividends	(6.7)	—	(227.5)	227.5	(6.7)
Intercompany	1,405.0	(1,502.2)	97.2	—	—

Net cash provided by (used in) financing activities	1,410.5	(1,544.6)	(558.0)	443.6	(248.5)
Effect of exchange rate changes on cash and cash equivalents	—	(4.2)	5.0	—	0.8

Change in cash and cash equivalents	65.8	0.1	56.7	—	122.6

Cash and cash equivalents at beginning of period	162.2	37.1	286.4	—	485.7

Cash and cash equivalents at end of period	$228.0	$37.2	$343.1	$—	$608.3

	Year ended December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(516.1)	$368.2	$397.9	$(586.1)	$(336.1)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8.3	827.4	508.5	—	1,344.2
(Gains) charges related to other operating expenses and other income (expense)	(59.6)	(45.3)	27.2	—	(77.7)
Other non-cash and non-operating items, net	(360.3)	(209.5)	11.4	586.1	27.7
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(327.0)	383.8	100.7	—	157.5

Net cash (used in) provided by operating activities	(1,254.7)	1,324.6	1,045.7	—	1,115.6

CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	—	(19.1)	(0.1)	—	(19.2)
Contributions to equity method investments	—	(161.5)	—	—	(161.5)
Payments related to other businesses previously acquired	—	—	3.2	—	3.2
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	1.7	—	1.7
Proceeds from sale of property and equipment	—	14.3	2.8	—	17.1
Additions to property and equipment	(4.6)	(101.3)	(97.0)	—	(202.9)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.0)	(161.6)	(39.3)	—	(201.9)
Distributions and dividends from subsidiaries	109.7	294.5	—	(404.2)	—
Other investing activities	1.5	6.9	(3.5)	—	4.9

Net cash provided by (used in) investing activities	105.6	(127.8)	(132.2)	(404.2)	(558.6)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(107.3)	—	(107.3)
Debt modification and related financing costs	(39.7)	—	—	—	(39.7)
Principal payments on long-term debt	(32.9)	(52.7)	(18.9)	—	(104.5)
Proceeds from sale-leaseback transactions	—	2.5	11.7	—	14.2
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(44.2)	(283.1)	(327.3)
Contributions from noncontrolling interest	—	—	0.8	—	0.8
Distributions paid to equity holders	—	—	(577.6)	577.6	—
Redemption of Parent's redeemable common stock	(0.5)	—	—	—	(0.5)
Cash dividends	(0.2)	—	(109.7)	109.7	(0.2)
Intercompany	1,220.5	(1,116.4)	(104.1)	—	—

Net cash provided by (used in) financing activities	1,147.2	(1,166.6)	(949.3)	404.2	(564.5)
Effect of exchange rate changes on cash and cash equivalents	—	(14.2)	(2.1)	—	(16.3)

Change in cash and cash equivalents	(1.9)	16.0	(37.9)	—	(23.8)

Cash and cash equivalents at beginning of period	164.1	21.1	324.3	—	509.5

Cash and cash equivalents at end of period	$162.2	$37.1	$286.4	$—	$485.7

	Year ended December 31, 2010 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,021.8)	$390.4	$212.4	$(427.9)	$(846.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	7.6	1,036.9	481.5	—	1,526.0
Charges related to other operating expenses and other income (expense)	9.9	20.0	41.5	26.0	97.4
Other non-cash and non-operating items, net	62.4	(207.4)	8.8	401.8	265.6
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(564.4)	66.6	213.3	(2.9)	(287.4)

Net cash (used in) provided by operating activities	(1,506.3)	1,306.5	957.5	(3.0)	754.7

CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	—	(1.7)	(0.1)	—	(1.8)
Contributions to equity method investments	—	(1.4)	—	—	(1.4)
Payments related to other businesses previously acquired	—	—	(1.4)	—	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	21.2	—	21.2
Proceeds from sale of property and equipment	—	1.4	4.1	—	5.5
Additions to property and equipment	(4.2)	(113.0)	(92.9)	—	(210.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.7)	(116.9)	(41.0)	—	(159.6)
Distributions and dividends from subsidiaries	225.8	187.9	—	(413.7)	—
Other investing activities	3.8	135.1	14.0	(134.5)	18.4

Net cash provided by (used in) investing activities	223.7	91.4	(96.1)	(548.2)	(329.2)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	75.1	—	75.1
Debt modification and related financing costs	(61.2)	—	—	—	(61.2)
Principal payments on long-term debt	(143.8)	(57.0)	(19.6)	—	(220.4)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(31.0)	(185.1)	(216.1)
Purchase of noncontrolling interest	—	—	—	(213.3)	(213.3)
Distributions paid to redeemable equity holders	—	—	(7.5)	7.5	—
Distributions paid to equity holders	—	—	(368.5)	368.5	—
Redemption of Parent's redeemable common stock	(2.5)	—	—	—	(2.5)
Redemption of redeemable equity of consolidated alliance	—	—	(347.8)	347.8	—
Cash dividends	(14.9)	—	(225.8)	225.8	(14.9)
Intercompany	1,564.5	(1,346.1)	(218.4)	—	—

Net cash provided by (used in) financing activities	1,342.1	(1,403.1)	(1,143.5)	551.2	(653.3)
Effect of exchange rate changes on cash and cash equivalents	—	0.9	(0.6)	—	0.3

Change in cash and cash equivalents	59.5	(4.3)	(282.7)	—	(227.5)

Cash and cash equivalents at beginning of period	104.6	25.4	607.0	—	737.0

Cash and cash equivalents at end of period	$164.1	$21.1	$324.3	$—	$509.5